Non-cash transactions	12 Months Ended
Dec. 31, 2011
Non-cash transactions
Non-cash transactions

17.       Non-cash transactions

During the year ended December 31, 2011, our non-cash transactions were composed of approximately $15.0 million of acquired in-place leases associated with our acquisition of 409 and 499 Illinois Street in April 2011.

During the year ended December 31, 2010, our non-cash transactions were composed of the assumption of secured notes payable approximating $21.1 million and the value of acquired above and below market leases aggregating approximately $7.0 million net below market leases in connection with our 2010 acquisitions.